SEWARD & KISSEL LLP

1200 G Street, N.W.

Washington, DC 20005

Telephone: (202) 737-8833

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www.sewkis.com

February 18, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AllianceBernstein Unconstrained Bond Fund, Inc.
File Nos. 33-63797 and 811-7391
Accession No. 1193125-11-021758

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated February 2, 2011, Accession No. 1193125-11-017676, to the Prospectus and Statement of Additional Information, each dated January 31, 2011, for the AllianceBernstein Unconstrained Bond Fund, Inc. (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated February 2, 2011 in XBRL for the Fund.

Please call me at the above-referenced number if you have any questions regarding the attached.

Sincerely,

/s/ Young Seo

Young Seo

Attachment

Index to Exhibits

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase